Investment Objectives and Goals	Jun. 30, 2024
UBS Emerging Markets Equity Opportunity Fund | UBS Emerging Markets Equity Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Emerging Markets Equity Opportunity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize capital appreciation.
UBS Engage For Impact Fund | UBS Engage For Impact Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Engage For Impact Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS Global Allocation Fund | UBS GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	UBS Global Allocation Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS International Sustainable Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.
UBS U.S. Small Cap Growth Fund | UBS U.S. SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	UBS U.S. Small Cap Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
UBS Multi Income Bond Fund | UBS Multi Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Multi Income Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS Sustainable Development Bank Bond Fund | UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Sustainable Development Bank Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income.
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Emerging Markets Equity Opportunity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize capital appreciation.
UBS Engage For Impact Fund - Class P2 Prospectus | UBS Engage For Impact Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Engage For Impact Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS International Sustainable Equity Fund - Class P2 Prospectus | UBS International Sustainable Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS International Sustainable Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.
UBS US Dividend Ruler Fund - Class P2 Prospectus | UBS US Dividend Ruler Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS US Dividend Ruler Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS U.S. Small Cap Growth Fund - Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	UBS U.S. Small Cap Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
UBS Multi Income Bond Fund - Class P2 Prospectus | UBS Multi Income Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Multi Income Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS Sustainable Development Bank Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks current income.
UBS US Dividend Ruler Fund | UBS US Dividend Ruler Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS US Dividend Ruler Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
UBS US Quality Growth At Reasonable Price Fund | UBS US Quality Growth At Reasonable Price Fund
Prospectus [Line Items]
Risk/Return [Heading]	UBS US Quality Growth At Reasonable Price Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.